Commitments and Contingencies - Schedule of Future Minimum Payments Under Commitments (Details) - Agreement with Tsinghua University	Dec. 31, 2019 CNY (¥)
Long Term Purchase Commitment [Line Items]
2020	¥ 10,000,000
2021	10,000,000
Total	¥ 20,000,000